Federated Hermes MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—98.5%
		Communication Services—3.0%
1,008,278	[1]	Advantage Solutions, Inc.	$ 3,407,980
103,973	[1]	Bandwidth, Inc.	1,234,159
164,098	[1]	Cardlytics, Inc.	1,547,444
917,172	[1]	CarGurus, Inc.	13,354,024
232,260	[1]	Eventbrite, Inc.	1,525,948
68,506	[1]	EverQuote, Inc.	417,202
612,083	[1]	iHeartMedia, Inc.	5,068,047
767,214	[1]	Qurate Retail, Inc.	1,795,281
1,321,801	[1]	Vimeo Holdings, Inc.	5,022,844
		TOTAL	33,372,929
		Consumer Discretionary—9.4%
901,575	[1]	1-800-FLOWERS.COM, Inc.	6,572,482
374,998	[1]	2U, Inc.	2,321,238
443,213	[1]	Abercrombie & Fitch Co., Class A	7,791,685
190,767		American Eagle Outfitters, Inc.	2,167,113
438,062	[1,2]	Bed Bath & Beyond, Inc.	2,001,943
27,113		Big Lots, Inc.	511,622
7,419		Bluegreen Vacations Holding Corp.	128,423
40,201	[1]	CarParts.com, Inc.	188,141
7,795		Carriage Services, Inc.	190,276
430,151	[1]	Chegg, Inc.	9,278,357
69,042	[1]	Children’s Place, Inc./The	2,794,820
187,660	[1]	Citi Trends, Inc.	4,242,993
172,031	[1]	Container Store Group, Inc.	934,128
14,301	[1]	Gentherm, Inc.	835,464
86,503	[1]	Goodyear Tire & Rubber Co.	1,098,588
52,001	[1]	GoPro, Inc.	283,405
238,407	[1,2]	Groupon, Inc.	1,757,060
35,706	[1]	Lands’ End, Inc.	374,199
60,079	[1]	Lumber Liquidators, Inc.	499,857
7,264	[1]	MarineMax, Inc.	234,700
43,380		Murphy USA, Inc.	13,643,444
93,805	[1]	Overstock.com, Inc.	2,180,966
704,581	[1,2]	Purple Innovation, Inc.	2,480,125
211,645	[1]	Red Robin Gourmet Burgers	1,739,722
15,978		Red Rock Resorts, Inc.	665,484
320,122		Rent-A-Center, Inc.	6,674,544
280,521	[1,2]	Revolve Group, Inc.	6,732,504
244,408	[1]	Rush Street Interactive, Inc.	1,014,293
111,470	[1]	Sally Beauty Holdings, Inc.	1,416,784
19,171	[1]	SeaWorld Entertainment, Inc.	1,114,985
55,147		Shutterstock, Inc.	2,759,004
10,651	[1]	Sleep Number Corp.	295,459
139,896		Smith & Wesson Brands, Inc.	1,579,426
11,399		Steven Madden Ltd.	340,488
1,288,765	[1]	Stitch Fix, Inc.	5,155,060
241,572	[1,2]	Target Hospitality Corp.	2,939,931

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
237,141		Tupperware Brands Corp.	$ 1,833,100
25,016	[1]	Unifi, Inc.	228,146
21,532	[1]	Vista Outdoor, Inc.	625,289
147,274	[1,2]	Workhorse Group, Inc.	397,640
1,854,153	[1]	WW International, Inc.	8,380,772
		TOTAL	106,403,660
		Consumer Staples—4.6%
133,812	[1,2]	Beyond Meat, Inc.	2,100,848
9,829		Calavo Growers, Inc.	339,985
11,284		Coca-Cola Bottling Co.	5,495,421
100,478	[1]	elf Beauty, Inc.	4,346,678
906,046	[1]	Hain Celestial Group, Inc.	16,952,121
455,389	[1]	Hostess Brands, Inc.	12,058,701
21,258		Ingles Markets, Inc., Class A	2,006,117
106,918		Primo Water Corp.	1,559,934
86,651		SpartanNash Co.	3,094,307
38,625		Turning Point Brands, Inc.	910,005
319,129		Vector Group Ltd.	3,389,150
8,866	[1]	Whole Earth Brands, Inc.	30,588
		TOTAL	52,283,855
		Energy—6.5%
91,267	[1]	Amplify Energy Corp.	902,630
98,977	[1]	Ardmore Shipping Corp.	1,339,159
34,814		Cactus, Inc.	1,800,580
33,221		Chord Energy Corp.	5,085,803
128,890	[1]	Comstock Resources, Inc.	2,420,554
162,634	[1]	CONSOL Energy, Inc.	10,249,195
57,148		CVR Energy, Inc.	2,232,201
45,250		Delek US Holdings, Inc.	1,342,115
117,582	[1]	Gulf Island Fabrication, Inc.	557,339
16,205		International Seaways, Inc.	687,254
202,973		Magnolia Oil & Gas Corp.	5,212,346
5,088	[1]	Nabors Industries Ltd.	885,465
316,813	[1]	Oceaneering International, Inc.	4,432,214
235,679		PBF Energy, Inc.	10,428,796
54,824	[1]	Propetro Holding Corp.	649,116
132,896		Scorpio Tankers, Inc.	6,371,034
242,874		SFL Corporation Ltd.	2,477,315
634,929	[1]	Talos Energy, Inc.	13,511,289
165,882	[1]	US Silica Holdings, Inc.	2,387,042
		TOTAL	72,971,447
		Financials—18.1%
11,680		1st Source Corp.	679,309
346,261		Amalgamated Financial Corp.	7,960,540
28,388	[1]	Amerant Bancorp, Inc.	854,479
16,085		American Equity Investment Life Holding Co.	692,942
23,299		Argo Group International Holdings Ltd.	579,446
4,343		BancFirst Corp.	416,146
446,598		Byline Bancorp, Inc.	10,325,346
424,205	[1]	Customers Bancorp, Inc.	14,291,466
1,073,859		Eastern Bankshares, Inc.	20,585,877
323,244	[1]	eHealth, Inc.	866,294

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
13,650		Equity Bancshares, Inc.	$ 487,578
70,182		Financial Institutions, Inc.	1,672,437
113,115		First Bancorp, Inc.	5,041,535
39,208		First Foundation, Inc.	625,760
388,330		Fulton Financial Corp.	7,079,256
1,072,622	[1]	Green Dot Corp.	20,411,997
57,862	[2]	HCI Group, Inc.	2,120,064
52,538		Heartland Financial USA, Inc.	2,591,174
13,508		Heritage Financial Corp.	455,084
176,526		HomeStreet, Inc.	4,582,615
85,095		Independent Bank Corp.- Michigan	1,968,247
81,472	[2]	Invesco Mortgage Capital, Inc.	954,037
26,595		Kinsale Capital Group, Inc.	8,381,946
968,893	[1]	LendingClub Corp.	10,309,021
143,777	[1]	LendingTree, Inc.	3,627,494
341,727		Live Oak Bancshares, Inc.	11,095,876
92,378		OFG Bancorp.	2,575,499
920,502	[1]	Open Lending	6,599,999
48,266		Peapack-Gladstone Financial Corp.	1,909,886
20,118		Preferred Bank Los Angeles, CA	1,546,471
311,789		ProAssurance Corp.	6,924,834
749,755	[1]	PROG Holdings, Inc.	12,385,952
165,410		QCR Holdings, Inc.	8,387,941
292,098		Sculptor Capital Management, Inc.	3,099,160
1,001,718	[1]	SelectQuote, Inc.	675,158
88,230		TowneBank	2,906,296
289,010	[1]	Trean Insurance Group, Inc.	1,060,667
40,121		TriCo Bancshares	2,323,407
158,050	[1]	Triumph Bancorp, Inc.	8,139,575
82,626		Veritex Holdings, Inc.	2,609,329
169,446		Waterstone Financial, Inc.	2,877,193
150,981		Western New England Bancorp, Inc.	1,321,084
		TOTAL	203,998,417
		Health Care—17.7%
252,615	[1]	Adaptive Biotechnologies Corp.	1,965,345
780,330	[1,2]	Akebia Therapeutics, Inc.	198,594
815,092	[1]	Alector, Inc.	7,498,846
867,115	[1,2]	Allakos, Inc.	5,055,280
265,323	[1,2]	Alx Oncology Holdings, Inc.	3,221,021
11,247	[1]	AMN Healthcare Services, Inc.	1,411,498
66,846	[1]	Amphastar Pharmaceuticals, Inc.	2,065,541
1,931,501	[1]	Atea Pharmaceuticals, Inc.	11,589,006
39,892	[1]	Avanos Medical, Inc.	883,608
1,209,524	[1]	Berkeley Lights, Inc.	2,685,143
141,558	[1,2]	Black Diamond Therapeutics, Inc.	326,999
368,928	[1]	Bluebird Bio, Inc.	2,313,179
974,995	[1]	Cardiovascular Systems, Inc.	14,078,928
139,034	[1]	CareDx, Inc.	2,768,167
178,790	[1]	Codexis, Inc.	1,004,800
2,027,430	[1]	Community Health Systems, Inc.	5,818,724
157,527	[1]	Deciphera Pharmaceuticals, Inc.	2,555,088
43,822	[1]	Eagle Pharmaceuticals, Inc.	1,379,078

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
442,133	[1]	Emergent BioSolutions, Inc.	$ 9,222,894
73,804	[1]	FIGS, Inc.	544,674
300,624	[1]	Frequency Therapeutics, Inc.	520,080
101,431	[1]	Heska Corp.	7,278,689
111,540	[1,2]	Innovage Holding Corp.	690,433
323,554	[1]	Inogen, Inc.	7,331,734
149,718	[1]	iTeos Therapeutics, Inc.	2,916,507
16,394	[1]	KalVista Pharmaceuticals, Inc.	83,118
528,474	[1]	Kodiak Sciences, Inc.	3,794,443
114,386	[1]	Lantheus Holdings, Inc.	8,463,420
7,114	[1]	Livanova PLC	335,069
713,476	[1]	MacroGenics, Inc.	3,652,997
981,579	[1]	MiMedx Group, Inc.	2,905,474
51,616	[1]	NanoString Technologies, Inc.	539,903
1,288,838	[1]	Nektar Therapeutics	4,846,031
82,108	[1]	Neogen Corp.	1,083,826
1,315,318	[1]	NeoGenomics, Inc.	10,002,993
374,671	[1]	Nevro Corp.	14,364,886
137,674	[1]	NextCure, Inc.	344,185
201,413	[1]	NGM Biopharmaceuticals, Inc.	1,075,545
129,469	[1]	Omnicell, Inc.	10,010,543
74,755	[1]	OptimizeRX Corp.	1,152,348
433,652	[1]	OraSure Technologies, Inc.	1,890,723
1,599,551	[1]	Organogenesis Holdings, Inc.	5,246,527
88,175	[1]	Orthofix Medical, Inc.	1,416,090
173,455	[1]	Pediatrix Medical Group	3,365,027
40,773	[1]	Prestige Consumer Healthcare, Inc.	2,221,313
25,220	[1]	Privia Health Group, Inc.	844,366
142,310	[1]	Prometheus Biosciences, Inc.	7,474,121
137,082	[1]	Puma Biotechnology, Inc.	298,839
225,005	[1,2]	Quince Therapeutics, Inc.	225,005
50,105	[1]	SeaSpine Holdings Corp.	322,175
24,394	[1]	Shockwave Medical, Inc.	7,151,101
32,369	[1]	Supernus Pharmaceuticals, Inc.	1,109,286
173,243	[1]	Tactile Systems Technology, Inc.	1,288,928
165,324	[1]	Tg Therapeutics, Inc.	962,186
190,561	[1]	The Joint Corp.	3,148,068
334,267	[1]	Vanda Pharmaceuticals, Inc.	3,499,775
274,488	[1]	Voyager Therapeutics, Inc.	1,421,848
		TOTAL	199,864,015
		Industrials—13.9%
18,166	[1]	Allegiant Travel Co.	1,363,358
4,219		ArcBest Corp.	335,115
20,415	[1]	ASGN, Inc.	1,730,784
82,238	[1]	Astronics Corp.	761,524
56,383	[1]	Atkore, Inc.	5,373,300
216,484		Boise Cascade Co.	14,454,637
221,766	[1]	CECO Environmental Corp.	2,621,274
25,673	[1]	Cimpress PLC	597,667
17,410		Columbus McKinnon Corp.	496,533
14,273		Eagle Bulk Shipping, Inc.	690,528
38,635		Emcor Group, Inc.	5,451,399

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
115,722	[1]	Franklin Covey Co.	$ 5,855,533
45,021		Genco Shipping & Trading Ltd.	603,281
299,632	[1]	GMS, Inc.	14,142,630
526,560		GrafTech International Ltd.	2,680,190
2,430,691	[1]	Harsco Corp.	12,858,355
39,446		Healthcare Services Group, Inc.	550,666
56,112		Heidrick & Struggles International, Inc.	1,580,114
7,502		Helios Technologies, Inc.	425,288
88,801	[1]	Heritage-Crystal Clean, Inc.	2,439,364
97,824	[1]	HireRight Holdings Corp.	1,316,711
9,705	[1]	Hub Group, Inc.	753,108
83,808		Hurco Co., Inc.	1,940,155
42,941	[1]	JELD-WEN Holding, Inc.	455,604
5,048		John Bean Technologies Corp.	460,378
200,501		Kennametal, Inc.	5,355,382
97,137	[1]	Kratos Defense & Security Solutions	1,076,278
228,180	[1]	Manitowoc, Inc.	2,081,002
523,165	[1]	Mistras Group, Inc.	2,406,559
464,886	[1]	MRC Global, Inc.	4,662,807
8,162	[1]	MYR Group, Inc.	714,257
259,250	[1]	Now, Inc.	3,300,253
117,468	[1]	Parsons Corp.	5,506,900
601,494		Pitney Bowes, Inc.	1,870,646
114,621	[1]	Proto Labs, Inc.	4,377,376
51,711		Resources Connection, Inc.	944,760
635,022	[1]	SkyWest, Inc.	11,227,189
11,745		Tennant Co.	684,146
129,182		Terex Corp.	5,237,038
272,870		The Shyft Group, Inc.	6,270,553
215,713	[1]	Titan Machinery, Inc.	7,416,213
95,360	[1]	TrueBlue, Inc.	1,874,778
74,870	[1]	Tutor Perini Corp.	555,535
21,743		Universal Truckload Services, Inc.	695,776
60,791	[1]	Veritiv Corp.	7,067,562
32,465	[1]	Vicor Corp.	1,550,853
11,290		Watts Industries, Inc., Class A	1,652,404
		TOTAL	156,465,763
		Information Technology—13.8%
735,685	[1]	8x8, Inc.	3,111,948
791,221	[1,2]	Avaya Holdings Corp.	1,250,129
98,814	[1]	Benefitfocus, Inc.	696,639
74,464		Bread Financial Holdings, Inc.	2,688,895
1,279,790	[1]	Brightcove, Inc.	8,574,593
34,529	[1]	Cambium Networks Corp.	668,136
199,988	[1]	Cantaloupe, Inc.	669,960
336,612	[1]	Cerence, Inc.	5,789,726
119,852		Comtech Telecommunications Corp.	1,324,365
466,259	[1]	Conduent, Inc.	1,920,987
656,466	[1]	Diebold Nixdorf, Inc.	1,634,600
1,017,997	[1]	Duck Creek Technologies LLC	12,154,884
26,595	[1]	Exlservice Holding, Inc.	4,836,301
287,141	[1]	Faro Technologies, Inc.	8,387,389

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
60,771	[1]	FormFactor, Inc.	$ 1,228,182
644,151	[1]	LiveRamp Holdings, Inc.	11,826,612
225,161	[1]	Mitek Systems, Inc.	2,546,571
797,609	[1]	Momentive Global, Inc.	6,189,446
819,039	[1]	ON24, Inc.	6,666,977
11,629	[1]	Q2 Holdings, Inc.	360,964
8,127	[1]	Qualys, Inc.	1,158,585
453,066	[1]	Repay Holdings Corp.	2,759,172
846,173	[1]	Ribbon Communications, Inc.	2,242,358
301,968	[1]	Rimini Street, Inc.	1,694,040
171,906	[1]	Secureworks Corp.	1,406,191
1,074,969	[1]	Semtech Corp.	29,765,892
1,030,218	[1]	SolarWinds Corp.	9,611,934
377,261	[1]	StoneCo Ltd.	3,961,241
3,745	[1]	Synaptics, Inc.	331,807
1,339,431	[1]	Telos Corp.	14,197,969
449,753	[1]	Upland Software, Inc.	3,616,014
313,050	[1]	Yext, Inc.	1,665,426
		TOTAL	154,937,933
		Materials—3.7%
44,945	[1]	ATI, Inc.	1,337,563
37,844		Avient Corp.	1,305,240
78,301		Commercial Metals Corp.	3,562,695
10,358		Compass Minerals International, Inc.	409,555
56,143		Glatfelter Corp.	158,885
8,532		Greif, Inc., Class A	564,904
47,341	[1]	Intrepid Potash, Inc.	2,142,180
28,825		Koppers Holdings, Inc.	719,472
234,850		Kronos Worldwide, Inc.	2,231,075
100,654		Myers Industries, Inc.	2,042,270
425,652	[1]	O-I Glass, Inc.	6,942,384
294,339	[1]	Ranpak Holdings Corp.	1,118,488
48,656		Ryerson Holding Corp.	1,632,409
207,072	[1]	Summit Materials, Inc.	5,456,347
637,949		SunCoke Energy, Inc.	4,631,510
53,162		Sylvamo Corp.	2,560,813
171,602		Trox Holdings PLC	2,059,224
79,369		Warrior Met Coal, Inc.	2,947,765
		TOTAL	41,822,779
		Real Estate—5.8%
444,640	[1]	Apartment Investment & Management Co., Class A	3,530,442
183,908		Armada Hoffler Properties, Inc.	2,149,885
135,272		City Office REIT, Inc.	1,436,589
595,759	[1]	Cushman & Wakefield PLC	6,881,016
132,208	[2]	eXp World Holdings, Inc.	1,746,468
46,508		Gladstone Land Corp.	946,438
74,328		Hersha Hospitality Trust	680,101
757,939		Macerich Co. (The)	8,435,861
270,622		Marcus & Millichap Co., Inc.	9,969,714
167,525		NexPoint Residential Trust, Inc.	7,639,140
388,989		Outfront Media, Inc.	7,021,251
106,865	[1,2]	Redfin Corp.	514,021

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
24,456		Retail Opportunity Investments Corp.	$ 354,123
305,309		RMR Group, Inc./The	8,356,307
266,273		Uniti Group, Inc.	2,066,278
54,268		Whitestone Project	510,662
187,787		Xenia Hotels & Resorts, Inc.	3,207,402
		TOTAL	65,445,698
		Utilities—2.0%
22,654	[1]	CBRE Acquisition Holdings, Inc.	225,634
11,857		Chesapeake Utilities Corp.	1,474,774
103,406		Clearway Energy, Inc.	3,343,116
29,741		Consolidated Water Co.	546,045
7,618		ONE Gas, Inc.	590,243
144,939		Otter Tail Corp.	9,771,787
147,709		Portland General Electric Co.	6,638,042
		TOTAL	22,589,641
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,150,637,314)	1,110,156,137
		INVESTMENT COMPANIES—4.1%
25,851,981		Federated Hermes Government Obligations Fund, Premier Shares, 2.94%[3]	25,851,981
19,997,846		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.08%[3]	19,985,847
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $45,837,182)	45,837,828
		TOTAL INVESTMENT IN SECURITIES—102.6% (IDENTIFIED COST $1,196,474,496)	1,155,993,965
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[4]	(29,018,622)
		TOTAL NET ASSETS—100%	$1,126,975,343
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2022, were as follows:
Affiliated	Value as of 7/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2022	Shares Held as of 10/31/2022	Dividend Income
Health Care:
Alector, Inc.	$9,059,233	$365,851	$(1,113,309)	$294,313	$(1,107,242)	$7,498,846	815,092	$—
Amphastar Pharmaceuticals, Inc.	$2,935,115	$—	$(375,723)	$(632,594)	$138,743	$2,065,541	66,846	$—
Information Technology:
Brightcove, Inc.	$8,244,421	$—	$(692,251)	$1,409,279	$(386,856)	$8,574,593	1,279,790	$—
Affiliated issuers no longer in the portfolio at period end	$2,883,938	$—	$(3,345,502)	$838,719	$(377,155)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$23,122,707	$365,851	$(5,526,785)	$1,909,717	$(1,732,510)	$18,138,980	2,161,728	$—

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$41,790,036	$24,439,666	$66,229,702
Purchases at Cost	$64,120,208	$53,975,388	$118,095,596
Proceeds from Sales	$(80,058,263)	$(58,429,063)	$(138,487,326)
Change in Unrealized Appreciation/Depreciation	N/A	$(1,241)	$(1,241)
Net Realized Gain/(Loss)	N/A	$1,097	$1,097
Value as of 10/31/2022	$25,851,981	$19,985,847	$45,837,828
Shares Held as of 10/31/2022	25,851,981	19,997,846	45,849,827
Dividend Income	$—	$—	$—

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$24,171,189	$25,851,981

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,077,338,824	$—	$—	$1,077,338,824
International	32,817,313	—	—	32,817,313
Investment Companies	45,837,828	—	—	45,837,828
TOTAL SECURITIES	$1,155,993,965	$—	$—	$1,155,993,965

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust